VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.3%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 642
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,233
2.250%, 2/15/52	4,000	2,773
3.625%, 5/15/53	1,500	1,387
U.S. Treasury Notes
2.625%, 5/31/27	1,000	957
2.875%, 5/15/32	2,000	1,853
3.375%, 5/15/33	3,600	3,455
Total U.S. Government Securities (Identified Cost $14,520)		13,300

Foreign Government Security—1.0%
Japan Government Thirty Year Bond 1.400%, 9/20/52	300,000JPY	2,007
Total Foreign Government Security (Identified Cost $2,234)		2,007

Mortgage-Backed Securities—10.5%
Agency—8.0%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	780
Federal National Mortgage Association ACES
2021-M1S, A2 1.383%, 12/25/30(2)	2,000	1,647
2021-M3G, A2 1.245%, 1/25/31(2)	1,000	812
2021-M2G, A2 1.375%, 3/25/31(2)	1,000	814
2021-M2S, A2 1.808%, 10/25/31(2)	1,000	830
Government National Mortgage Association II
Pool #784446 3.000%, 2/20/48	645	579
Pool #784648 3.000%, 11/20/48	1,441	1,341
Pool #BV0838 2.500%, 8/20/50	4,058	3,534
Pool #MA6985 2.000%, 11/20/50	966	785
Pool #MA7366 2.000%, 5/20/51	1,707	1,445
Pool #CK8204 3.000%, 2/20/52	4,698	4,224
		16,791

	Par Value(1)	Value

Non-Agency—2.5%
BBCMS Mortgage Trust
2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.281%, 3/15/37(2)(3)	$ 500	$ 464
2018-TALL, C (1 month Term SOFR + 1.318%, Cap N/A, Floor 1.271%) 144A 6.680%, 3/15/37(2)(3)	200	163
BX Trust
2023-LIFE, A 144A 5.045%, 2/15/28(3)	500	488
2018-BILT, A (1 month Term SOFR + 1.097%, Cap N/A, Floor 0.800%) 144A 6.459%, 5/15/30(2)(3)	1,000	991
DBGS Mortgage Trust 2018-BIOD, A (1 month Term SOFR + 1.099%, Cap N/A, Floor 0.803%) 144A 6.461%, 5/15/35(2)(3)	914	907
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	1,009
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(3)	1,500	1,239
		5,261

Total Mortgage-Backed Securities (Identified Cost $25,539)		22,052

Asset-Backed Securities—5.1%
Agency—2.9%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,084	996
2020-20G, 1 1.030%, 7/1/40	1,689	1,386
2020-25L, 1 1.210%, 12/1/45	1,188	931
2021-25A, 1 1.280%, 1/1/46	2,594	2,062
2021-25B, 1 1.340%, 2/1/46	523	422
2021-25I, 1 1.560%, 9/1/46	225	183
		5,980

Automobiles—0.2%
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	407	399
	Par Value(1)	Value

Collateralized Loan Obligations—1.1%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month Term SOFR + 1.242%, Cap N/A, Floor 0.980%) 144A 6.621%, 5/15/30(2)(3)	$ 1,045	$ 1,044
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 6.785%, 4/15/34(2)(3)	1,220	1,210
		2,254

Consumer Loans—0.7%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(3)	500	448
2022-S1, A 144A 4.130%, 5/14/35(3)	1,000	974
		1,422

Equipment—0.0%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	92	91
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	490
Total Asset-Backed Securities (Identified Cost $12,166)		10,636

Convertible Bonds and Notes—1.9%
Aerospace & Defense—0.0%
Kaman Corp. 3.250%, 5/1/24	37	36
Auto Manufacturers—0.0%
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(3)	12	17
144A 3.625%, 10/15/30(3)	14	17
		34

Biotechnology—0.1%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	47	46
Guardant Health, Inc. 0.000%, 11/15/27(4)	52	36
Livongo Health, Inc. 0.875%, 6/1/25	38	36
NeoGenomics, Inc. 0.250%, 1/15/28	44	33
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Biotechnology—continued
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	$ 4	$ 6
		157

Coal—0.0%
Peabody Energy Corp. 3.250%, 3/1/28	31	44
Commercial Services—0.2%
Alarm.com Holdings, Inc. 0.000%, 1/15/26(4)	41	36
Block, Inc.
0.000%, 5/1/26(4)	41	36
0.250%, 11/1/27	45	37
Chegg, Inc.
0.125%, 3/15/25	39	36
0.000%, 9/1/26(4)	44	37
Repay Holdings Corp. 144A 0.000%, 2/1/26(3)(4)	43	36
Shift4 Payments, Inc. 0.000%, 12/15/25	38	42
Stride, Inc. 1.125%, 9/1/27	35	44
		304

Computers—0.1%
CyberArk Software Ltd. 0.000%, 11/15/24	20	28
Mitek Systems, Inc. 0.750%, 2/1/26	50	47
Parsons Corp. 0.250%, 8/15/25	17	24
Rapid7, Inc. 144A 1.250%, 3/15/29(3)	3	3
Zscaler, Inc. 0.125%, 7/1/25	46	70
		172

Energy-Alternate Sources—0.0%
Enphase Energy, Inc. 0.000%, 3/1/28(4)	54	48
Engineering & Construction—0.0%
Fluor Corp. 144A 1.125%, 8/15/29(3)	44	48
Granite Construction, Inc. 144A 3.750%, 5/15/28(3)	20	25
		73

Environmental Services—0.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(3)	44	46
Equity Real Estate Investment Trusts (REITs)—0.1%
HAT Holdings I LLC
144A 0.000%, 5/1/25(3)(4)	36	36
144A 3.750%, 8/15/28(3)	15	18
Ventas Realty LP 144A 3.750%, 6/1/26(3)	28	30
	Par Value(1)	Value

Equity Real Estate Investment Trusts (REITs)—continued
Welltower OP LLC 144A 2.750%, 5/15/28(3)	$ 51	$ 56
		140

Financial Services—0.1%
EZCORP, Inc. 144A 3.750%, 12/15/29(3)	78	79
Healthcare-Products—0.1%
Exact Sciences Corp.
0.375%, 3/1/28	50	47
144A 2.000%, 3/1/30(3)	33	40
Haemonetics Corp. 0.000%, 3/1/26(4)	41	36
Insulet Corp. 0.375%, 9/1/26	43	49
NuVasive, Inc. 0.375%, 3/15/25	39	36
Shockwave Medical, Inc. 144A 1.000%, 8/15/28(3)	47	46
		254

Healthcare-Services—0.0%
Accolade, Inc. 0.500%, 4/1/26	42	36
Teladoc Health, Inc. 1.250%, 6/1/27	44	36
		72

Home Builders—0.0%
LCI Industries 1.125%, 5/15/26	47	46
Internet—0.3%
Booking Holdings, Inc. 0.750%, 5/1/25	36	68
Etsy, Inc.
0.125%, 10/1/26	43	49
0.125%, 9/1/27	52	44
0.250%, 6/15/28	56	45
Expedia Group, Inc. 0.000%, 2/15/26(4)	47	45
Fiverr International Ltd. 0.000%, 11/1/25(4)	20	18
Lyft, Inc. 1.500%, 5/15/25	35	33
Palo Alto Networks, Inc. 0.375%, 6/1/25	47	139
PDD Holdings, Inc. 0.000%, 12/1/25	13	13
Perficient, Inc. 0.125%, 11/15/26	54	45
Spotify U.S.A., Inc. 0.000%, 3/15/26(4)	52	46
Wayfair, Inc.
3.250%, 9/15/27	22	27
144A 3.500%, 11/15/28(3)	25	39
	Par Value(1)	Value

Internet—continued
Wix.com Ltd. 0.000%, 8/15/25(4)	$ 20	$ 18
		629

Iron & Steel—0.0%
United States Steel Corp. 5.000%, 11/1/26	12	44
Leisure Time—0.1%
Carnival Corp.
5.750%, 10/1/24	4	8
5.750%, 12/1/27	5	8
NCL Corp., Ltd.
1.125%, 2/15/27	50	46
2.500%, 2/15/27	49	46
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	22	58
		166

Miscellaneous Manufacturing—0.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	42	53
Oil, Gas & Consumable Fuels—0.1%
Nabors Industries, Inc. 144A 1.750%, 6/15/29(3)	61	44
Pioneer Natural Resources Co. 0.250%, 5/15/25	24	58
		102

Pharmaceuticals—0.1%
Ascendis Pharma A/S 2.250%, 4/1/28	34	35
Collegium Pharmaceutical, Inc. 144A 2.875%, 2/15/29(3)	25	26
Ironwood Pharmaceuticals, Inc. 0.750%, 6/15/24	42	44
Neurocrine Biosciences, Inc. 2.250%, 5/15/24	26	45
		150

Retail—0.0%
Burlington Stores, Inc. 2.250%, 4/15/25	42	45
Semiconductors—0.0%
ON Semiconductor Corp.
0.000%, 5/1/27	4	7
144A 0.500%, 3/1/29(3)	7	7
		14

Software—0.5%
Akamai Technologies, Inc.
0.125%, 5/1/25	10	13
0.375%, 9/1/27	10	11
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Software—continued
144A 1.125%, 2/15/29(3)	$ 11	$ 12
Altair Engineering, Inc. 1.750%, 6/15/27	5	7
Alteryx, Inc.
0.500%, 8/1/24	37	36
1.000%, 8/1/26	41	40
Bandwidth, Inc.
0.250%, 3/1/26	44	36
0.500%, 4/1/28	58	36
Bentley Systems, Inc.
0.125%, 1/15/26	45	45
0.375%, 7/1/27	50	45
BlackLine, Inc.
0.125%, 8/1/24	43	44
0.000%, 3/15/26(4)	38	34
CSG Systems International, Inc. 144A 3.875%, 9/15/28(3)	45	45
Datadog, Inc. 0.125%, 6/15/25	40	56
Dropbox, Inc.
0.000%, 3/1/26(4)	46	45
0.000%, 3/1/28(4)	49	49
Five9, Inc. 0.500%, 6/1/25	46	44
HubSpot, Inc. 0.375%, 6/1/25	28	58
MongoDB, Inc. 0.250%, 1/15/26	29	57
Nutanix, Inc. 0.250%, 10/1/27	43	45
PagerDuty, Inc.
1.250%, 7/1/25	23	22
144A 1.500%, 10/15/28(3)	41	44
Progress Software Corp. 1.000%, 4/15/26	40	42
RingCentral, Inc.
0.000%, 3/1/25(4)	38	35
0.000%, 3/15/26(4)	42	36
Splunk, Inc.
1.125%, 9/15/25	48	53
1.125%, 6/15/27	43	42
Verint Systems, Inc. 0.250%, 4/15/26	50	44
Workiva, Inc. 144A 1.250%, 8/15/28(3)	18	18
		1,094

Telecommunications—0.1%
Infinera Corp.
2.500%, 3/1/27	49	44
3.750%, 8/1/28	46	45
InterDigital, Inc.
2.000%, 6/1/24	8	11
3.500%, 6/1/27	28	41
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(3)	45	45
		186

	Par Value(1)	Value

Transportation—0.0%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(3)	$ 53	$ 47
Total Convertible Bonds and Notes (Identified Cost $3,960)		4,035

Corporate Bonds and Notes—16.2%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	550	447
Auto Manufacturers—0.2%
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	435	459
Banks—6.0%
Bank of America Corp.
2.972%, 2/4/33	359	306
2.482%, 9/21/36	400	317
Bank of New York Mellon Corp. (The) 6.474%, 10/25/34	495	548
Barclays plc 7.437%, 11/2/33	825	924
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	183
Citigroup, Inc. 1.281%, 11/3/25	940	904
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	687
Deutsche Bank AG 2.129%, 11/24/26	650	609
Discover Bank 4.650%, 9/13/28	540	514
Fifth Third Bancorp. 1.707%, 11/1/27	525	472
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	730	692
HSBC Holdings plc
4.250%, 3/14/24	250	249
2.804%, 5/24/32	780	651
JPMorgan Chase & Co.
5.350%, 6/1/34	185	188
6.254%, 10/23/34	380	412
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,380
Morgan Stanley
4.210%, 4/20/28	250	244
Series I 0.864%, 10/21/25	560	538
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	427
Truist Financial Corp.
1.267%, 3/2/27	400	366
7.161%, 10/30/29	130	140
	Par Value(1)	Value

Banks—continued
UBS AG 5.650%, 9/11/28	$ 875	$ 908
Wells Fargo & Co.
2.879%, 10/30/30	625	556
3.350%, 3/2/33	360	314
		12,529

Biotechnology—0.3%
Amgen, Inc.
5.150%, 3/2/28	300	307
5.250%, 3/2/33	275	282
		589

Commercial Services—0.2%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	475	447
Computers—0.2%
Leidos, Inc. 5.750%, 3/15/33	425	443
Electric Utilities—2.3%
AES Corp. (The) 5.450%, 6/1/28	475	483
DTE Electric Co. Series A 4.050%, 5/15/48	120	102
Duke Energy Florida LLC
2.500%, 12/1/29	143	127
2.400%, 12/15/31	250	211
Duke Energy Progress LLC 3.450%, 3/15/29	330	315
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	575	542
MidAmerican Energy Co. 3.650%, 4/15/29	250	239
New York State Electric & Gas Corp.
144A 5.650%, 8/15/28(3)	190	195
144A 2.150%, 10/1/31(3)	255	203
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	199
Northern States Power Co. 4.500%, 6/1/52	690	634
PacifiCorp. 5.350%, 12/1/53	650	625
Southern California Edison Co. 2.750%, 2/1/32	525	451
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	442
		4,768

Electronics—0.1%
Arrow Electronics, Inc. 6.125%, 3/1/26	300	300
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Engineering & Construction—0.1%
Jacobs Engineering Group, Inc. 6.350%, 8/18/28	$ 155	$ 162
Entertainment—0.2%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	510	450
Environmental Services—0.2%
Veralto Corp. 144A 5.450%, 9/18/33(3)	440	456
Equity Real Estate Investment Trusts (REITs)—0.6%
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	371
Boston Properties LP 3.400%, 6/21/29	500	449
Kimco Realty OP LLC 2.700%, 10/1/30	507	438
		1,258

Financial Services—1.2%
Air Lease Corp. 5.850%, 12/15/27	450	462
American Express Co. 4.050%, 5/3/29	560	554
Capital One Financial Corp. 6.377%, 6/8/34	670	689
Charles Schwab Corp. (The) 6.136%, 8/24/34	425	448
Synchrony Financial 4.375%, 3/19/24	375	374
		2,527

Food & Beverage—0.6%
Bacardi Ltd. 144A 5.250%, 1/15/29(3)	665	664
PepsiCo, Inc.
3.900%, 7/18/32	400	391
2.875%, 10/15/49	200	147
		1,202

Hand/Machine Tools—0.3%
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	675	683
Healthcare-Services—0.1%
HCA, Inc. 5.200%, 6/1/28	290	293
Media—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	450	442
	Par Value(1)	Value

Multi-National—0.5%
International Bank for Reconstruction & Development (SOFR + 0.370%) 5.759%, 2/11/31(2)	$ 1,000	$ 992
Oil, Gas & Consumable Fuels—0.2%
BP Capital Markets America, Inc. 4.893%, 9/11/33	450	458
Paper & Forest Products—0.2%
Suzano Austria GmbH 3.750%, 1/15/31	460	402
Personal Care Product—0.1%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(3)	250	241
Pharmaceuticals—0.5%
Pfizer Investment Enterprises Pte Ltd. 5.110%, 5/19/43	950	947
Semiconductors—0.3%
NXP B.V. 2.500%, 5/11/31	660	559
Software—0.6%
Autodesk, Inc. 2.400%, 12/15/31	442	378
Concentrix Corp. 6.650%, 8/2/26	395	405
Oracle Corp. 3.600%, 4/1/50	680	504
		1,287

Telecommunications—0.8%
AT&T, Inc. 5.400%, 2/15/34	675	696
Sprint Capital Corp. 6.875%, 11/15/28	200	217
T-Mobile USA, Inc. 3.875%, 4/15/30	700	664
		1,577

Total Corporate Bonds and Notes (Identified Cost $34,265)		33,918

	Shares
Convertible Preferred Stocks—0.1%
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	26
Wells Fargo & Co. Series L, 7.500%	41	49
		75

	Shares	Value

Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	$ 40
Total Convertible Preferred Stocks (Identified Cost $111)		115

Preferred Stocks—0.2%
Automobiles—0.1%
Bayerische Motoren Werke AG, 9.740%	2,320	231
Electric Utilities—0.0%
Cia Energetica de Minas Gerais, 11.070%	31,780	75
Oil, Gas & Consumable Fuels—0.1%
Petroleo Brasileiro S.A., 8.340%	18,800	144
Total Preferred Stocks (Identified Cost $395)		450

Common Stocks—19.9%
Aerospace & Defense—0.1%
Huntington Ingalls Industries, Inc.	540	140
Automobiles—0.6%
Mazda Motor Corp.	19,200	208
Nissan Motor Co. Ltd.	34,600	136
Stellantis N.V.	9,800	229
Subaru Corp.	11,600	213
Tesla, Inc.(5)	1,115	277
Toyota Motor Corp.	6,900	127
Volvo Car AB Class B(5)	26,780	86
Yamaha Motor Co., Ltd.	8,100	72
		1,348

Banks—1.1%
Bank Hapoalim BM	5,795	52
Bank Mandiri Persero Tbk PT	1,175,900	462
BDO Unibank, Inc.	42,478	100
BOC Hong Kong Holdings Ltd.	71,000	193
CTBC Financial Holding Co., Ltd.	170,680	158
Dubai Islamic Bank PJSC	64,700	101
E.Sun Financial Holding Co., Ltd.	89,000	75
HSBC Holdings plc	8,953	72
ICICI Bank Ltd. Sponsored ADR	1,973	47
JPMorgan Chase & Co.	1,040	177
Mediobanca Banca di Credito Finanziario SpA	17,380	215
Nedbank Group Ltd.	17,740	210
SinoPac Financial Holdings Co., Ltd.	229,840	147
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Banks—continued
Yapi ve Kredi Bankasi AS	320,000	$ 212
		2,221

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	24,898	116
Coca-Cola Co. (The)	1,888	111
Coca-Cola Icecek AS	2,685	48
PepsiCo, Inc.	823	140
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
		415

Biotechnology—0.0%
AbbVie, Inc.	540	84
Broadline Retail—0.3%
Amazon.com, Inc.(5)	1,893	288
Vipshop Holdings Ltd. ADR(5)	9,980	177
Woolworths Holdings Ltd.	14,080	55
		520

Building Products—0.2%
Fortune Brands Innovations, Inc.	2,700	206
Owens Corning	400	59
Trane Technologies plc	940	229
		494

Capital Markets—0.1%
Cboe Global Markets, Inc.	1,140	204
Chemicals—0.0%
Daicel Corp.	5,500	53
Commercial Services & Supplies—0.3%
Brambles Ltd.	23,220	215
Cintas Corp.	380	229
Waste Management, Inc.	983	176
		620

Communications Equipment—0.0%
Motorola Solutions, Inc.	248	78
Construction Materials—0.2%
CRH plc	3,380	233
Heidelberg Materials AG	680	61
James Hardie Industries plc(5)	2,820	108
		402

Consumer Staples Distribution & Retail—0.2%
Carrefour S.A.	2,034	37
Kroger Co. (The)	2,864	131
	Shares	Value

Consumer Staples Distribution & Retail—continued
Walmart, Inc.	1,425	$ 225
		393

Diversified Telecommunication Services—0.3%
Deutsche Telekom AG Registered Shares	5,247	126
Koninklijke KPN NV	18,677	64
Orange S.A.	14,565	166
Swisscom AG Registered Shares	119	72
Verizon Communications, Inc.	5,120	193
		621

Electric Utilities—0.8%
CEZ AS	1,854	79
Chubu Electric Power Co., Inc.	37,600	486
CPFL Energia S.A.	9,160	73
Duke Energy Corp.	899	87
Endesa S.A.	9,620	196
Enel SpA	28,096	209
Iberdrola S.A.	3,124	41
Kansai Electric Power Co., Inc. (The)	5,200	69
PG&E Corp.	19,154	345
		1,585

Electronic Equipment, Instruments & Components—0.1%
Canon Marketing Japan, Inc.	2,200	67
Yokogawa Electric Corp.	3,600	68
		135

Entertainment—0.1%
Electronic Arts, Inc.	1,540	211
Financial Services—0.4%
Eurazeo SE	1,100	87
Fidelity National Information Services, Inc.	1,820	110
M&G plc	76,947	218
PayPal Holdings, Inc.(5)	1,800	111
Visa, Inc. Class A	1,046	272
		798

Food Products—0.3%
Bunge Global S.A.	1,002	101
Hershey Co. (The)	2,230	416
Mondelez International, Inc. Class A	1,791	130
		647

Gas Utilities—0.2%
Tokyo Gas Co. Ltd.	16,900	388
	Shares	Value

Ground Transportation—0.1%
Hankyu Hanshin Holdings, Inc.	8,100	$ 258
Healthcare Providers & Services—1.5%
Cardinal Health, Inc.	3,527	356
Centene Corp.(5)	2,880	214
Cigna Group (The)	2,989	895
DaVita, Inc.(5)	3,609	378
Humana, Inc.	728	333
McKesson Corp.	500	231
Molina Healthcare, Inc.(5)	1,360	491
Quest Diagnostics, Inc.	432	60
UnitedHealth Group, Inc.	438	231
		3,189

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp.	441	131
Tongcheng Travel Holdings Ltd.(5)	67,480	125
		256

Household Durables—0.6%
Haseko Corp.	2,700	35
NVR, Inc.(5)	30	210
PulteGroup, Inc.	8,186	845
Sekisui House Ltd.	2,900	64
		1,154

Household Products—0.3%
Clorox Co. (The)	2,842	405
Kimberly-Clark Corp.	760	92
Kimberly-Clark de Mexico SAB de C.V. Class A	31,000	70
		567

Independent Power and Renewable Electricity Producers—0.1%
Vistra Corp.	4,279	165
Industrial Conglomerates—0.3%
3M Co.	1,680	184
DCC plc	2,920	215
SK, Inc.	1,580	218
		617

Insurance—1.2%
Allianz SE Registered Shares	314	84
Arch Capital Group Ltd.(5)	6,390	475
Assicurazioni Generali SpA	2,752	58
Brown & Brown, Inc.	2,900	206
Chubb Ltd.	2,037	461
Everest Group Ltd.	520	184
Hartford Financial Services Group, Inc. (The)	2,640	212
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Insurance—continued
Marsh & McLennan Cos., Inc.	447	$ 85
MetLife, Inc.	3,300	218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	520	215
NN Group N.V.	4,620	182
QBE Insurance Group Ltd.	9,420	95
Samsung Fire & Marine Insurance Co., Ltd.	369	75
		2,550

Interactive Media & Services—0.4%
Alphabet, Inc. Class A(5)	3,164	442
Alphabet, Inc. Class C(5)	300	42
Kuaishou Technology(5)	8,620	59
Meta Platforms, Inc. Class A(5)	783	277
		820

IT Services—1.2%
Accenture plc Class A	290	102
Akamai Technologies, Inc.(5)	3,180	377
Gartner, Inc.(5)	466	210
International Business Machines Corp.	4,153	679
NEC Corp.	6,800	403
Nomura Research Institute Ltd.	6,300	183
SCSK Corp.	28,600	567
		2,521

Machinery—0.1%
Caterpillar, Inc.	269	80
Doosan Bobcat, Inc.	2,680	105
PACCAR, Inc.	896	87
		272

Marine Transportation—0.2%
AP Moller - Maersk A/S Class A	25	44
Kuehne + Nagel International AG Registered Shares	453	156
Mitsui OSK Lines Ltd.	8,300	266
		466

Metals & Mining—0.0%
Northam Platinum Holdings Ltd.	11,500	88
Multi-Utilities—0.8%
Centrica plc	112,983	203
Consolidated Edison, Inc.	1,633	148
E.ON SE	21,502	288
Engie S.A.	25,777	453
	Shares	Value

Multi-Utilities—continued
National Grid plc	6,791	$ 92
NiSource, Inc.	17,575	467
		1,651

Oil, Gas & Consumable Fuels—0.8%
Cheniere Energy, Inc.	1,220	208
EOG Resources, Inc.	1,340	162
Equinor ASA	6,780	215
Marathon Petroleum Corp.	1,584	235
MOL Hungarian Oil & Gas plc	7,820	64
Motor Oil Hellas Corinth Refineries S.A.	2,240	59
Parkland Corp.	12,240	394
Phillips 66	675	90
TotalEnergies SE	1,000	68
Valero Energy Corp.	1,867	243
		1,738

Pharmaceuticals—0.5%
GSK plc	6,100	113
Johnson & Johnson	568	89
Merck & Co., Inc.	4,481	488
Novartis AG Registered Shares	1,530	154
Novo Nordisk A/S Class B	1,263	131
		975

Professional Services—0.5%
Automatic Data Processing, Inc.	1,350	315
Booz Allen Hamilton Holding Corp. Class A	784	100
Paychex, Inc.	1,720	205
Randstad N.V.	3,400	213
RELX plc	5,280	209
Verisk Analytics, Inc. Class A	412	98
		1,140

Semiconductors & Semiconductor Equipment—0.6%
Applied Materials, Inc.	1,120	182
Broadcom, Inc.	152	170
NVIDIA Corp.	1,351	669
QUALCOMM, Inc.	370	53
Taiwan Semiconductor Manufacturing Co., Ltd.	9,000	174
		1,248

Software—2.0%
Adobe, Inc. (5)	639	381
Autodesk, Inc.(5)	480	117
Cadence Design Systems, Inc.(5)	711	194
Gen Digital, Inc.	12,225	279
Manhattan Associates, Inc.(5)	900	194
	Shares	Value

Software—continued
Microsoft Corp.	5,277	$ 1,984
Oracle Corp.	2,376	251
Roper Technologies, Inc.	947	516
Sage Group plc (The)	9,460	141
Salesforce, Inc.(5)	416	109
ServiceNow, Inc.(5)	117	83
		4,249

Specialty Retail—0.5%
Best Buy Co., Inc.	1,380	108
Home Depot, Inc. (The)	360	125
O’Reilly Automotive, Inc.(5)	455	432
TJX Cos., Inc. (The)	1,200	112
Ulta Beauty, Inc.(5)	420	206
		983

Technology Hardware, Storage & Peripherals—1.6%
Acer, Inc.	181,640	318
Anker Innovations Technology Co., Ltd. Class A	5,200	65
Apple, Inc.	10,659	2,052
Asustek Computer, Inc.	6,920	110
FUJIFILM Holdings Corp.	1,279	77
Lite-On Technology Corp.	35,000	133
Logitech International S.A. Registered Shares	1,160	110
Micro-Star International Co., Ltd.	27,000	180
Quanta Computer, Inc.	43,000	315
		3,360

Textiles, Apparel & Luxury Goods—0.3%
Deckers Outdoor Corp.(5)	845	565
Pandora A/S	400	55
		620

Tobacco—0.1%
Altria Group, Inc.	5,260	212
Trading Companies & Distributors—0.6%
AerCap Holdings N.V.(5)	1,040	77
Ferguson plc	1,674	323
ITOCHU Corp.	5,300	217
Mitsui & Co., Ltd.	3,400	128
Sojitz Corp.	3,100	70
Sumitomo Corp.	3,800	83
Toyota Tsusho Corp.	1,000	59
W.W. Grainger, Inc.	260	215
		1,172

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,000	48
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Wireless Telecommunication Services—0.0%
Tele2 AB Class B	11,680	$ 100
Total Common Stocks (Identified Cost $38,094)		41,776

Affiliated Mutual Funds—24.2%
Virtus Duff & Phelps Water Fund Institutional Shares(7)(8)	363,036	6,883
Virtus NFJ Global Sustainability Fund Institutional Shares(7)(8)	3,106,504	43,988
Total Affiliated Mutual Funds (Identified Cost $58,946)		50,871

Exchange-Traded Fund—3.2%
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(8)	68,690	6,726
Total Exchange-Traded Fund (Identified Cost $6,709)		6,726

Affiliated Exchange-Traded Fund—2.1%
Capital Markets—2.1%
Virtus Duff & Phelps Clean Energy ETF(7)(8)	244,000	4,442
Total Affiliated Exchange-Traded Fund (Identified Cost $4,512)		4,442

Total Long-Term Investments—90.7% (Identified Cost $201,451)		190,328

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.258%)(8)	3,699,176	3,699
Total Short-Term Investment (Identified Cost $3,699)		3,699

TOTAL INVESTMENTS—92.4% (Identified Cost $205,150)		$194,027
Other assets and liabilities, net—7.6%		15,869
NET ASSETS—100.0%		$209,896
Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
IBEX	Spanish Stock Exchange
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
Nomura	Nomura Global Financial Products, Inc.
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

Foreign Currencies:
JPY	Japanese Yen

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $14,811 or 7.1% of net assets.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated investment.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
Equity: North America	38% %
Equity: Developed Markets ex U.S.	21
Equity: Emerging Markets	8
Fixed Income	43
Other	(10)
Total	100%
†% of total investments as of December 31, 2023
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE Taiwan Index Future	January 2024	10	$620	$5	$—
IBEX 35 Index Future	January 2024	5	557	—	(5)
BIST 30 Index Future	February 2024	52	150	2	—
Bovespa Index Future	February 2024	68	380	21	—
10 Year Australian Bond Future	March 2024	25	1,988	20	—
10 Year Canadian Bond Future	March 2024	36	3,374	84	—
10 Year Euro-Bund Future	March 2024	17	2,575	41	—
10 Year U.S. Treasury Note Future	March 2024	7	790	2	—
2 Year U.S. Treasury Note Future	March 2024	22	4,530	46	—
30 Year U.S. Treasury Bond Future	March 2024	19	2,374	191	—
5 Year U.S. Treasury Note Future	March 2024	39	4,242	100	—
Australian Dollar Future	March 2024	8	546	5	—
Canadian Dollar Future	March 2024	15	1,134	9	—
DAX Mini Index Future	March 2024	13	1,214	—	(3)
Euro FX Currency Future	March 2024	4	554	2	—
Euro STOXX 50® Index Future	March 2024	10	502	—	(4)
Euro-BTP Future	March 2024	8	1,052	16	—
Euro-OAT Future	March 2024	3	436	7	—
FTSE 100 Index Future	March 2024	11	1,088	10	—
FTSE/MIB Index Future	March 2024	3	505	—	(1)
Japanese Yen Future	March 2024	34	3,050	29	—
MSCI EAFE Index Future	March 2024	69	7,771	96	—
MSCI Emerging Index Future	March 2024	73	3,773	71	—
MSCI Emerging Markets ex China Index Future	March 2024	15	1,039	23	—
Nasdaq 100® E-Mini Index Future	March 2024	1	340	5	—
New Zealand Dollar Future	March 2024	11	696	8	—
Ressell 2000® E-Mini Index Future	March 2024	7	717	27	—
S&P 500® E-Mini Index Future	March 2024	93	19,867	249	—
S&P E-Mini Utilities Sector Future	March 2024	25	1,613	—	(55)
S&P Future	March 2024	2	384	11	—
SPI 200 Index Future	March 2024	6	775	16	—
TOPIX Index Future	March 2024	13	2,181	22	—
U.S. Treasury Ultra Bond Future	March 2024	9	1,202	86	—
				$1,204	$(68)
Short Contracts:
10 Year Japanese Bond Future	March 2024	(12)	(12,486)	—	(151)
10 Year U.K. Gilt Future	March 2024	(2)	(262)	—	(6)
British Pound Future	March 2024	(5)	(398)	—	(3)
Hang Send China Enterprises Index Future	March 2024	(11)	(412)	—	(9)
S&P 500® E-Mini Index Future	March 2024	(3)	(723)	—	(8)
S&P E-Mini Health Care Sector Future	March 2024	(11)	(1,532)	—	(9)
10 Year U.S. Ultra Future	March 2024	(49)	(5,783)	—	(18)
				—	(204)
Total				$1,204	$(272)

Centrally cleared credit default swaps - buy protection(1) outstanding as of December 31, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.40(3)	Quarterly	1.000%	12/20/28	$1,700	$(49)	$(49)	$— (4)	$—
Total					$(49)	$(49)	$— (4)	$—

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
(4)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$13,300	$—	$13,300	$—
Foreign Government Security	2,007	—	2,007	—
Mortgage-Backed Securities	22,052	—	22,052	—
Asset-Backed Securities	10,636	—	10,636	—
Convertible Bonds and Notes	4,035	—	4,035	—
Corporate Bonds and Notes	33,918	—	33,918	—
Equity Securities:
Convertible Preferred Stocks	115	115	—	—
Preferred Stocks	450	450	—	—
Common Stocks	41,776	41,776	—	—(1)
Affiliated Exchange-Traded Fund	4,442	4,442	—	—
Affiliated Mutual Funds	50,871	50,871	—	—
Exchange-Traded Fund	6,726	6,726	—	—
Money Market Mutual Fund	3,699	3,699	—	—
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(49)	—	(49)	—
Futures Contracts	1,204	1,204	—	—
Total Assets	195,182	109,283	85,899	—(1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(272)	(272)	—	—
Total Liabilities	(272)	(272)	—	—
Total Investments	$194,910	$109,011	$85,899	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.